Note 10 - Cash-settled Share-based Payments - Other Equity Share Units Granted (Details) - Cash-settled awards [member]	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Grants	52,282
Awards paid out		(7,655)	(44,985)
Total awards outstanding		7,297	7,297
Estimated awards expected to vest		100.00%	100.00%
July 2017 [member]
Statement Line Items [Line Items]
Grants			37,330
August 2018 [member]
Statement Line Items [Line Items]
Grants		5,918	5,918
August 2019 [member]
Statement Line Items [Line Items]
Grants		9,034	9,034